UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Floating-Rate Advantage Fund

Class A CFOAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	2.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$94,796,616
# of Portfolio Holdings	293
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Senior Floating-Rate Loans
90.2%
Corporate Bonds
5.3%
Short-Term Investments
3.3%
Other†
1.2%

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	3.3%
Corporate Bonds	5.3%
Senior Floating-Rate Loans	90.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.0%
CCC or Lower	2.9%
B	66.1%
BB	25.7%
BBB	4.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFOAX-TSR-SAR

Calvert Floating-Rate Advantage Fund

Class I CFOIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	2.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$94,796,616
# of Portfolio Holdings	293
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	3.3%
Corporate Bonds	5.3%
Senior Floating-Rate Loans	90.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.0%
CCC or Lower	2.9%
B	66.1%
BB	25.7%
BBB	4.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFOIX-TSR-SAR

Calvert Floating-Rate Advantage Fund

Class R6 CFORX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$119	2.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$94,796,616
# of Portfolio Holdings	293
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	3.3%
Corporate Bonds	5.3%
Senior Floating-Rate Loans	90.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.0%
CCC or Lower	2.9%
B	66.1%
BB	25.7%
BBB	4.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFORX-TSR-SAR

Calvert Global Equity Fund

Class A CGLAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$9,025,377
# of Portfolio Holdings	44
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
58.4%
France
7.5%
United Kingdom
7.3%
Netherlands
5.3%
Switzerland
3.3%
Hong Kong
2.5%
Australia
2.3%
India
2.3%
Belgium
2.2%
Germany
2.2%
Other
6.7%

Value	Value
Other	6.7%
Germany	2.2%
Belgium	2.2%
India	2.3%
Australia	2.3%
Hong Kong	2.5%
Switzerland	3.3%
Netherlands	5.3%
United Kingdom	7.3%
France	7.5%
United States	58.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.9%
Amazon.com, Inc.	4.5%
Alphabet, Inc., Class A	4.1%
NVIDIA Corp.	4.0%
Nestle SA	3.3%
Visa, Inc., Class A	3.2%
Zoetis, Inc.	3.0%
Danaher Corp.	3.0%
ASML Holding NV	2.9%
Reckitt Benckiser Group PLC	2.6%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGLAX-TSR-SAR

Calvert Global Equity Fund

Class I CGLIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$9,025,377
# of Portfolio Holdings	44
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.7%
Germany	2.2%
Belgium	2.2%
India	2.3%
Australia	2.3%
Hong Kong	2.5%
Switzerland	3.3%
Netherlands	5.3%
United Kingdom	7.3%
France	7.5%
United States	58.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.9%
Amazon.com, Inc.	4.5%
Alphabet, Inc., Class A	4.1%
NVIDIA Corp.	4.0%
Nestle SA	3.3%
Visa, Inc., Class A	3.2%
Zoetis, Inc.	3.0%
Danaher Corp.	3.0%
ASML Holding NV	2.9%
Reckitt Benckiser Group PLC	2.6%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGLIX-TSR-SAR

Calvert Global Small-Cap Equity Fund

Class A CSMAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,852,237
# of Portfolio Holdings	135
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
62.7%
Japan
10.2%
United Kingdom
10.1%
Canada
3.2%
Italy
2.8%
Netherlands
2.7%
Australia
2.3%
Germany
1.6%
Sweden
1.3%
France
1.1%
Other
2.0%

Value	Value
Other	2.0%
France	1.1%
Sweden	1.3%
Germany	1.6%
Australia	2.3%
Netherlands	2.7%
Italy	2.8%
Canada	3.2%
United Kingdom	10.1%
Japan	10.2%
United States	62.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.0%
CBIZ, Inc.	1.9%
Tradeweb Markets, Inc., Class A	1.9%
AptarGroup, Inc.	1.6%
Core & Main, Inc., Class A	1.6%
Supermarket Income REIT PLC	1.6%
Equity LifeStyle Properties, Inc.	1.6%
White Mountains Insurance Group Ltd.	1.5%
Euronext NV	1.5%
EastGroup Properties, Inc.	1.4%
Total	16.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSMAX-TSR-SAR

Calvert Global Small-Cap Equity Fund

Class C CSQCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,852,237
# of Portfolio Holdings	135
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	2.0%
France	1.1%
Sweden	1.3%
Germany	1.6%
Australia	2.3%
Netherlands	2.7%
Italy	2.8%
Canada	3.2%
United Kingdom	10.1%
Japan	10.2%
United States	62.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.0%
CBIZ, Inc.	1.9%
Tradeweb Markets, Inc., Class A	1.9%
AptarGroup, Inc.	1.6%
Core & Main, Inc., Class A	1.6%
Supermarket Income REIT PLC	1.6%
Equity LifeStyle Properties, Inc.	1.6%
White Mountains Insurance Group Ltd.	1.5%
Euronext NV	1.5%
EastGroup Properties, Inc.	1.4%
Total	16.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSQCX-TSR-SAR

Calvert Global Small-Cap Equity Fund

Class I CSPIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,852,237
# of Portfolio Holdings	135
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	2.0%
France	1.1%
Sweden	1.3%
Germany	1.6%
Australia	2.3%
Netherlands	2.7%
Italy	2.8%
Canada	3.2%
United Kingdom	10.1%
Japan	10.2%
United States	62.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.0%
CBIZ, Inc.	1.9%
Tradeweb Markets, Inc., Class A	1.9%
AptarGroup, Inc.	1.6%
Core & Main, Inc., Class A	1.6%
Supermarket Income REIT PLC	1.6%
Equity LifeStyle Properties, Inc.	1.6%
White Mountains Insurance Group Ltd.	1.5%
Euronext NV	1.5%
EastGroup Properties, Inc.	1.4%
Total	16.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSPIX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Floating-Rate Advantage Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Floating-Rate Advantage Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Phoenix Services International LLC(1)(2)	9,617	$ 38,467
Phoenix Services International LLC(1)(2)	877	3,508
		$ 41,975
Containers & Packaging — 0.0%†
LG Parent Holding Co.(1)(2)	6,015	$ 12,283
		$ 12,283
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A 1(1)(2)(3)	108	$ 241,294
		$241,294
Entertainment — 0.0%†
New Cineworld Ltd.(1)(2)	1,348	$28,948
		$28,948
Financial Services — 0.0%†
Aegletes BV(1)(2)	1,076	$701
		$701
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(1)(2)	15,129	$143,725
Serta SSB Equipment Co.(1)(2)(3)	15,129	0
		$143,725
Professional Services — 0.0%†
Skillsoft Corp.(1)(2)	299	$5,754
		$5,754
Total Common Stocks (identified cost $693,840)		$474,680

Corporate Bonds — 6.4%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(4)	$104	$ 103,961
5.75%, 4/20/29(4)	200	195,874
		$ 299,835
Automotive — 0.0%†
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(4)	$10	$ 10,003
		$ 10,003
Security	Principal Amount (000's omitted)	Value
Building and Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	$315	$ 316,040
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	100	97,669
		$ 413,709
Building Products — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(4)	$75	$ 74,381
		$ 74,381
Business Equipment and Services — 0.2%
Corelogic, Inc., 4.50%, 5/1/28(4)	$75	$ 69,906
Garda World Security Corp., 4.625%, 2/15/27(4)	75	73,074
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	47	46,969
		$189,949
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$66,068
		$66,068
Chemicals and Plastics — 0.1%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(4)	$125	$115,629
		$115,629
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)	$125	$128,035
		$128,035
Drugs — 0.6%
Jazz Securities DAC, 4.375%, 1/15/29(4)	$550	$522,994
		$522,994
Ecological Services and Equipment — 0.7%
Madison IAQ LLC, 4.125%, 6/30/28(4)	$650	$613,982
		$613,982
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(4)	$300	$285,148
		$285,148
Financial Intermediaries — 1.0%
AG Issuer LLC, 6.25%, 3/1/28(4)	$225	$221,455
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(4)	50	51,307
Focus Financial Partners LLC, 6.75%, 9/15/31(4)	150	148,069
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	525	535,280
		$956,111

1
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care — 0.3%
Medline Borrower LP, 3.875%, 4/1/29(4)	$325	$ 304,011
		$ 304,011
Industrial Equipment — 0.1%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(4)	$50	$ 49,096
		$ 49,096
Insurance — 0.1%
AmWINS Group, Inc., 6.375%, 2/15/29(4)	$100	$ 100,825
		$ 100,825
Leisure Goods/Activities/Movies — 0.0%†
Six Flags Entertainment Corp., 7.00%, 7/1/25(4)	$7	$7,021
		$7,021
Radio and Television — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(4)	$150	$132,730
		$132,730
Technology — 0.7%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(4)	$200	$185,718
Cloud Software Group, Inc.:
8.25%, 6/30/32(4)	320	325,714
9.00%, 9/30/29(4)	125	124,756
		$636,188
Technology Hardware, Storage & Peripherals — 0.1%
NCR Atleos Corp., 9.50%, 4/1/29(4)	$125	$135,649
		$135,649
Telecommunications — 1.1%
Level 3 Financing, Inc., 10.75%, 12/15/30(4)	$875	$971,250
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(4)	125	108,065
		$1,079,315
Total Corporate Bonds (identified cost $6,167,780)		$6,120,679

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Income Funds — 1.0%
SPDR Blackstone Senior Loan ETF	22,750	$ 935,708
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 935,708

Preferred Stocks — 0.1%

Security	Shares	Value
IT Services — 0.1%
Cohesity Global, Inc.:
Series G(1)	1,381	$ 33,834
Series G1(1)	955	23,398
Total Preferred Stocks (identified cost $47,888)		$ 57,232

Senior Floating Rate Loans — 110.2%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.7%
American Airlines, Inc., Term Loan, 6.543%, (SOFR + 2.25%), 4/20/28	$634	$ 627,264
		$ 627,264
Auto Components — 2.3%
Autokiniton U.S. Holdings, Inc., Term Loan, 8.442%, (SOFR + 4.00%), 4/6/28	$920	$ 903,088
Clarios Global LP:
Term Loan, 6.825%, (SOFR + 2.50%), 5/6/30	373	368,650
Term Loan, 7.075%, (SOFR + 2.75%), 1/28/32	350	345,333
DexKo Global, Inc., Term Loan, 8.189%, (SOFR + 3.75%), 10/4/28	565	527,994
		$2,145,065
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 1/22/31	$594	$588,417
MajorDrive Holdings IV LLC, Term Loan, 8.561%, (SOFR + 4.00%), 6/1/28	391	355,765
		$944,182
Beverages — 0.7%
Celsius Holdings, Inc., Term Loan, 3/21/32(6)	$150	$150,469
Triton Water Holdings, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 3/31/28	494	492,211
		$642,680
Biotechnology — 0.6%
Alltech, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 8/13/30	$585	$580,650
		$580,650
Building Products — 2.2%
CPG International, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 9/19/31	$149	$149,999
LHS Borrower LLC, Term Loan, 9.175%, (SOFR + 4.75%), 2/16/29	292	249,804

2
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 7.325%, (SOFR + 3.00%), 3/28/31	$819	$ 806,076
Oscar AcquisitionCo. LLC, Term Loan, 8.549%, (SOFR + 4.25%), 4/29/29	891	835,957
Standard Industries, Inc., Term Loan, 6.069%, (SOFR + 1.75%), 9/22/28	73	72,768
		$ 2,114,604
Capital Markets — 7.0%
Advisor Group, Inc., Term Loan, 7.825%, (SOFR + 3.50%), 8/17/28	$553	$ 549,577
AllSpring Buyer LLC, Term Loan, 7.313%, (SOFR + 3.00%), 11/1/30	557	557,328
Aretec Group, Inc., Term Loan, 7.825%, (SOFR + 3.50%), 8/9/30	496	492,817
Brookfield Property REIT, Inc., Term Loan, 6.925%, (SOFR + 2.50%), 8/27/25	142	142,398
Citco Funding LLC, Term Loan, 6.934%, (SOFR + 2.75%), 4/27/28	123	123,515
Clipper Acquisitions Corp., Term Loan, 6.186%, (SOFR + 1.75%), 3/3/28	101	100,457
Edelman Financial Center LLC, Term Loan, 7.325%, (SOFR + 3.00%), 4/7/28	581	579,619
FinCo I LLC, Term Loan, 6.575%, (SOFR + 2.25%), 6/27/29	222	222,309
Focus Financial Partners LLC, Term Loan, 7.07%, (SOFR + 2.75%), 9/15/31	1,081	1,071,898
Franklin Square Holdings LP, Term Loan, 6.575%, (SOFR + 2.25%), 4/25/31	198	198,500
Guggenheim Partners LLC, Term Loan, 6.799%, (SOFR + 2.50%), 11/26/31	499	498,127
HighTower Holdings LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/32	733	728,772
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31	299	296,193
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (SOFR + 2.50%), 8/18/28	630	629,056
Orion Advisor Solutions, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 9/24/30	124	124,512
Victory Capital Holdings, Inc.:
Term Loan, 6.638%, (SOFR + 2.25%), 7/1/26	238	238,551
Term Loan, 6.638%, (SOFR + 2.25%), 12/29/28	86	86,205
		$6,639,834
Chemicals — 5.2%
Aruba Investments Holdings LLC, Term Loan, 8.425%, (SOFR + 4.00%), 11/24/27	$617	$602,440
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (SOFR + 1.75%), 12/20/29	552	552,455
Charter NEX U.S., Inc., Term Loan, 7.314%, (SOFR + 3.00%), 11/29/30	494	493,458
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Groupe Solmax, Inc., Term Loan, 9.255%, (SOFR + 4.75%), 5/29/28(7)	$207	$ 173,451
Momentive Performance Materials, Inc., Term Loan, 8.325%, (SOFR + 4.00%), 3/29/28	638	636,553
Nouryon Finance BV, Term Loan, 7.553%, (SOFR + 3.25%), 4/3/28	218	217,483
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (SOFR + 3.00%), 6/20/31	699	689,377
Paint Intermediate III LLC, Term Loan, 7.302%, (SOFR + 3.00%), 10/9/31	100	100,062
Rohm Holding GmbH, Term Loan, 9.737%, (SOFR + 5.50%), 1/31/29	232	223,948
W.R. Grace & Co. Conn., Term Loan, 7.549%, (SOFR + 3.25%), 9/22/28	1,241	1,230,960
		$ 4,920,187
Commercial Services & Supplies — 4.9%
Aramark Services, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 6/22/30	$735	$735,716
Flame Newco LLC, Term Loan, 10.425%, (SOFR + 6.10%), 6/30/28	121	118,905
Garda World Security Corp., Term Loan, 7.322%, (SOFR + 3.00%), 2/1/29	594	592,609
Harsco Corp., Term Loan, 6.689%, (SOFR + 2.25%), 6/9/28	682	672,106
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (SOFR + 4.00%), 10/17/30	321	322,037
Prime Security Services Borrower LLC, Term Loan, 6.325%, (SOFR + 2.00%), 10/13/30	943	940,494
Reworld Holding Corp.:
Term Loan, 6.575%, (SOFR + 2.25%), 11/30/28	690	689,022
Term Loan, 6.575%, (SOFR + 2.25%), 11/30/28	53	53,068
Tempo Acquisition LLC, Term Loan, 6.075%, (SOFR + 1.75%), 8/31/28	550	546,327
		$4,670,284
Communications Equipment — 0.1%
Ciena Corp., Term Loan, 6.069%, (SOFR + 1.75%), 10/24/30	$123	$122,900
		$122,900
Construction & Engineering — 2.0%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.25%), 2/2/32	$724	$721,809
Azuria Water Solutions, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 5/17/28	362	360,497
Crown Subsea Communications Holding, Inc., Term Loan, 1/30/31(6)	400	401,100
Northstar Group Services, Inc., Term Loan, 9.075%, (SOFR + 4.75%), 5/8/30	447	450,355
		$1,933,761

3
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials — 0.2%
Star Holding LLC, Term Loan, 8.825%, (SOFR + 4.50%), 7/31/31	$174	$ 170,607
		$ 170,607
Consumer Staples Distribution & Retail — 1.0%
Peer Holding III BV:
Term Loan, 6.799%, (SOFR + 2.50%), 10/28/30	$693	$ 693,111
Term Loan, 6.799%, (SOFR + 2.50%), 7/1/31	299	299,100
		$ 992,211
Containers & Packaging — 1.0%
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.50%, (SOFR + 3.18%), 4/13/29	$721	$719,187
Proampac PG Borrower LLC, Term Loan, 8.31%, (SOFR + 4.00%), 9/15/28	198	196,682
		$915,869
Diversified Consumer Services — 1.7%
Ascend Learning LLC, Term Loan, 7.325%, (SOFR + 3.00%), 12/11/28	$631	$623,744
KUEHG Corp., Term Loan, 7.549%, (SOFR + 3.25%), 6/12/30	278	278,108
Spring Education Group, Inc., Term Loan, 10/4/30(6)	399	399,026
Wand NewCo 3, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 1/30/31	289	285,623
		$1,586,501
Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc., Term Loan, 8.572%, (SOFR + 4.25%), 3/27/32	$340	$336,280
Virgin Media Bristol LLC, Term Loan, 7.684%, (SOFR + 3.25%), 1/31/29	325	319,165
		$655,445
Electric Utilities — 0.2%
Kohler Energy Co. LLC, Term Loan, 8.049%, (SOFR + 3.75%), 5/1/31	$229	$225,910
		$225,910
Electrical Equipment — 0.5%
WEC U.S. Holdings Ltd., Term Loan, 6.573%, (SOFR + 2.25%), 1/27/31	$522	$518,230
		$518,230
Electronic Equipment, Instruments & Components — 1.0%
Chamberlain Group, Inc., Term Loan, 7.675%, (SOFR + 3.25%), 11/3/28	$395	$391,699
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28	221	215,489
II-VI, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 7/2/29	173	172,939
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29	$39	$ 38,580
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29	165	161,837
		$ 980,544
Energy Equipment & Services — 0.3%
PG Investment Co. 59 SARL, Term Loan, 7.299%, (SOFR + 3.00%), 3/26/31	$274	$ 273,969
		$ 273,969
Entertainment — 0.6%
Delta 2 (LUX) SARL, Term Loan, 9/30/31(6)	$300	$299,907
Renaissance Holdings Corp., Term Loan, 8.325%, (SOFR + 4.00%), 4/5/30	301	295,410
		$595,317
Financial Services — 3.8%
Boost Newco Borrower LLC, Term Loan, 6.299%, (SOFR + 2.00%), 1/31/31	$524	$520,907
CohnReznick LLP:
Term Loan, 3/26/32(6)	28	28,195
Term Loan, 3/26/32(6)	122	121,805
CPI Holdco B LLC:
Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31	249	246,626
Term Loan, 6.575%, (SOFR + 2.25%), 5/17/31	750	745,785
Grant Thornton Advisors LLC, Term Loan, 7.075%, (SOFR + 2.75%), 6/2/31	547	545,116
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29	287	289,071
Walker & Dunlop, Inc., Term Loan, 6.319%, (SOFR + 2.00%), 3/14/32	150	149,437
WEX, Inc.:
Term Loan, 6.075%, (SOFR + 1.75%), 3/31/28	771	767,783
Term Loan, 6.075%, (SOFR + 1.75%), 3/5/32	175	173,615
		$3,588,340
Food Products — 1.0%
Froneri Lux Finco SARL, Term Loan, 6.237%, (SOFR + 2.00%), 9/17/31	$592	$589,191
Monogram Food Solutions LLC, Term Loan, 8.439%, (SOFR + 4.00%), 8/28/28	97	95,299
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29	220	219,809
		$904,299
Health Care Equipment & Supplies — 1.7%
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28	$487	$488,118

4
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 8.049%, (SOFR + 3.75%), 3/1/28	$481	$ 477,681
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	597	596,081
		$ 1,561,880
Health Care Providers & Services — 6.1%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (SOFR + 2.75%), 9/7/28	$726	$ 719,489
CCRR Parent, Inc., Term Loan, 8.825%, (SOFR + 4.25%), 3/6/28	482	215,076
CNT Holdings I Corp., Term Loan, 6.802%, (SOFR + 2.50%), 11/8/32	495	492,562
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29	795	794,690
Hanger, Inc.:
Term Loan, 7.819%, (SOFR + 3.50%), 10/23/31(8)	31	31,385
Term Loan, 7.825%, (SOFR + 3.50%), 10/23/31	244	243,758
MED ParentCo LP, Term Loan, 7.825%, (SOFR + 3.50%), 4/15/31	199	199,458
Midwest Physician Administrative Services LLC, Term Loan, 7.561%, (SOFR + 3.00%), 3/12/28	290	254,321
Option Care Health, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	583	585,667
Pacific Dental Services LLC, Term Loan, 7.072%, (SOFR + 2.75%), 3/15/31	570	567,586
Radnet Management, Inc., Term Loan, 6.568%, (SOFR + 2.25%), 4/18/31	124	124,004
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(8)	35	34,621
Term Loan, 7.575%, (SOFR + 3.25%), 11/19/31	490	484,691
Select Medical Corp., Term Loan, 6.325%, (SOFR + 2.00%), 12/3/31	200	199,500
Surgery Center Holdings, Inc., Term Loan, 7.072%, (SOFR + 2.75%), 12/19/30	544	544,500
TTF Holdings LLC, Term Loan, 8.002%, (SOFR + 3.75%), 7/18/31	299	294,761
		$5,786,069
Health Care Technology — 2.4%
Cotiviti Corp., Term Loan, 7.073%, (SOFR + 2.75%), 5/1/31	$396	$388,090
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27	362	362,342
PointClickCare Technologies, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 11/3/31	125	124,532
Press Ganey Holdings, Inc., Term Loan, 7.575%, (SOFR + 3.25%), 4/30/31	249	247,998
Project Ruby Ultimate Parent Corp., Term Loan, 7.439%, (SOFR + 3.00%), 3/10/28	385	384,313
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27	360	314,474
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Waystar Technologies, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 10/22/29	$498	$ 497,008
		$ 2,318,757
Hotels, Restaurants & Leisure — 2.0%
ClubCorp Holdings, Inc., Term Loan, 9.561%, (SOFR + 5.00%), 9/18/26	$372	$ 373,466
Horizon U.S. Finco LP, Term Loan, 9.177%, (SOFR + 4.75%), 10/31/31	200	189,749
IRB Holding Corp., Term Loan, 6.825%, (SOFR + 2.50%), 12/15/27	612	609,076
Playa Resorts Holding BV, Term Loan, 7.075%, (SOFR + 2.75%), 1/5/29	712	711,851
		$ 1,884,142
Household Durables — 1.7%
ACProducts, Inc., Term Loan, 8.811%, (SOFR + 4.25%), 5/17/28	$288	$190,653
Hunter Douglas, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 1/20/32	539	516,637
Libbey Glass, Inc., Term Loan, 10.95%, (SOFR + 6.50%), 11/22/27	335	326,671
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28	24	24,171
Term Loan, 11.914%, (SOFR + 7.50%), 6/29/28	223	208,465
Tempur Sealy International, Inc., Term Loan, 6.817%, (SOFR + 2.50%), 10/24/31(7)	349	349,307
		$1,615,904
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 6.319%, (SOFR + 2.00%), 3/19/32	$375	$375,234
		$375,234
Industrial Conglomerates — 0.2%
John Bean Technologies Corp., Term Loan, 6.675%, (SOFR + 2.25%), 1/2/32	$150	$150,109
		$150,109
Insurance — 4.4%
Alliant Holdings Intermediate LLC, Term Loan, 7.069%, (SOFR + 2.75%), 9/19/31	$792	$788,469
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	1,023	1,015,906
Broadstreet Partners, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 6/13/31	496	492,573
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	886	882,918
Ryan Specialty Group LLC, Term Loan, 6.575%, (SOFR + 2.25%), 9/15/31	599	597,827

5
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	$420	$ 416,990
		$ 4,194,683
Interactive Media & Services — 0.4%
Foundational Education Group, Inc., Term Loan, 8.302%, (SOFR + 3.75%), 8/31/28	$387	$ 353,137
		$ 353,137
IT Services — 4.3%
Asurion LLC:
Term Loan, 7.689%, (SOFR + 3.25%), 7/31/27	$38	$ 38,148
Term Loan, 8.575%, (SOFR + 4.25%), 9/19/30	720	711,976
Term Loan - Second Lien, 9.689%, (SOFR + 5.25%), 1/31/28	550	522,500
Gainwell Acquisition Corp., Term Loan, 8.399%, (SOFR + 4.00%), 10/1/27	613	576,937
Informatica LLC, Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	534	534,002
Rackspace Finance LLC:
Term Loan, 10.687%, (SOFR + 6.25%), 5/15/28	357	366,846
Term Loan - Second Lien, 7.187%, (SOFR + 2.75%), 5/15/28	547	255,441
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	693	691,041
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31	400	399,500
		$4,096,391
Leisure Products — 1.4%
Hayward Industries, Inc., Term Loan, 6.939%, (SOFR + 2.50%), 5/30/28	$602	$600,853
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30	695	696,312
		$1,297,165
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 6.425%, (SOFR + 2.00%), 11/8/27	$119	$119,638
		$119,638
Machinery — 9.6%
AI Aqua Merger Sub, Inc., Term Loan, 7.323%, (SOFR + 3.00%), 7/31/28	$588	$583,359
American Trailer World Corp., Term Loan, 8.175%, (SOFR + 3.75%), 3/3/28	236	191,638
Apex Tool Group LLC:
Term Loan, 14.425%, (SOFR + 10.00%), 11.925% cash, 2.50% PIK, 2/8/30	185	158,858
Term Loan - Second Lien, 9.675%, (SOFR + 5.25%), 2/8/29	79	71,430
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Barnes Group, Inc., Term Loan, 7.322%, (SOFR + 3.00%), 1/27/32	$350	$ 348,105
Conair Holdings LLC, Term Loan, 8.189%, (SOFR + 3.75%), 5/17/28	483	419,085
CPM Holdings, Inc., Term Loan, 8.823%, (SOFR + 4.50%), 9/28/28	581	572,519
Crown Equipment Corp., Term Loan, 6.819%, (SOFR + 2.50%), 10/10/31	225	224,671
EMRLD Borrower LP, Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	873	865,681
Engineered Machinery Holdings, Inc., Term Loan, 8.311%, (SOFR + 3.75%), 5/19/28	825	826,801
Filtration Group Corp., Term Loan, 7.325%, (SOFR + 3.00%), 10/21/28	741	741,126
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31	1,020	1,011,094
Icebox Holdco III, Inc., Term Loan, 8.061%, (SOFR + 3.50%), 12/22/28	485	486,547
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28	869	860,455
SPX FLOW, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 4/5/29	227	226,528
Terex Corp., Term Loan, 6.299%, (SOFR + 2.00%), 10/8/31	475	476,187
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	1,034	1,032,990
		$9,097,074
Media — 0.7%
Aragorn Parent Corp., Term Loan, 8.322%, (SOFR + 4.00%), 12/15/28	$284	$284,858
Charter Communications Operating LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/15/31	125	124,391
iHeartCommunications, Inc., Term Loan, 10.209%, (SOFR + 5.78%), 5/1/29	357	291,324
		$700,573
Metals/Mining — 0.5%
Novelis Corp., Term Loan, 6.292%, (SOFR + 2.00%), 3/11/32	$200	$200,042
WireCo WorldGroup, Inc., Term Loan, 8.04%, (SOFR + 3.75%), 11/13/28	279	251,242
		$451,284
Oil, Gas & Consumable Fuels — 0.5%
ITT Holdings LLC, Term Loan, 7.075%, (SOFR + 2.75%), 10/11/30	$494	$494,685
		$494,685

6
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Passenger Airlines — 0.5%
WestJet Loyalty LP, Term Loan, 7.549%, (SOFR + 3.25%), 2/14/31	$495	$ 477,799
		$ 477,799
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 6.575%, (SOFR + 2.25%), 5/5/28	$156	$ 156,065
		$ 156,065
Professional Services — 5.0%
AAL Delaware Holdco, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 7/30/31	$149	$ 148,365
AlixPartners LLP, Term Loan, 6.939%, (SOFR + 2.50%), 2/4/28	640	640,023
Camelot U.S. Acquisition LLC, Term Loan, 7.075%, (SOFR + 2.75%), 1/31/31	558	551,474
CoreLogic, Inc., Term Loan, 7.939%, (SOFR + 3.50%), 6/2/28	456	448,230
EAB Global, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 8/16/30	590	573,503
Employbridge Holding Co.:
Term Loan, 3.25%, 1/19/30(8)	68	59,298
Term Loan, 9.799%, (SOFR + 5.50%), 1/19/30	163	141,610
Term Loan - Second Lien, 9.311%, (SOFR + 4.75%), 1/19/30	365	155,496
First Advantage Holdings LLC, Term Loan, 7.575%, (SOFR + 3.25%), 10/31/31	324	322,719
Fleet Midco I Ltd., Term Loan, 7.055%, (SOFR + 2.75%), 2/21/31	273	272,538
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29	394	340,526
Planet U.S. Buyer LLC, Term Loan, 7.319%, (SOFR + 3.00%), 2/7/31	397	396,462
Teneo Holdings LLC, Term Loan, 9.075%, (SOFR + 4.75%), 3/13/31	248	248,575
Trans Union LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/24/31	257	256,404
Vaco Holdings LLC, Term Loan, 9.449%, (SOFR + 5.00%), 1/21/29	246	227,581
		$4,782,804
Real Estate Management & Development — 1.6%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.575%, (SOFR + 3.25%), 1/31/30	$107	$107,079
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30	890	891,694
Homeserve USA Holding Corp., Term Loan, 6.319%, (SOFR + 2.00%), 10/21/30	247	245,467
RE/MAX International, Inc., Term Loan, 6.939%, (SOFR + 2.50%), 7/21/28	265	257,285
		$1,501,525
Borrower/Description	Principal Amount (000's omitted)	Value
Road & Rail — 1.4%
Avis Budget Car Rental LLC, Term Loan, 6.189%, (SOFR + 1.75%), 8/6/27	$844	$ 826,379
First Student Bidco, Inc., Term Loan, 6.799%, (SOFR + 2.50%), 7/21/28	527	526,617
		$ 1,352,996
Semiconductors & Semiconductor Equipment — 0.4%
Altar Bidco, Inc., Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29	$267	$ 264,405
Bright Bidco BV, Term Loan, 12.291%, (SOFR + 8.00%), 10/31/27	34	13,942
MaxLinear, Inc., Term Loan, 6.686%, (SOFR + 2.25%), 6/23/28	54	50,625
		$ 328,972
Software — 16.3%
Applied Systems, Inc., Term Loan, 7.049%, (SOFR + 2.75%), 2/24/31	$1,174	$1,175,299
Astra Acquisition Corp.:
Term Loan, 9.549%, (SOFR + 5.25%), 10/25/28	178	4,444
Term Loan, 11.049%, (SOFR + 6.75%), 2/25/28	127	79,138
Term Loan, 17.619%, (SOFR + 13.32%), 10/25/29	269	9,422
Boxer Parent Co., Inc., Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31	886	871,434
CCC Intelligent Solutions, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 1/23/32	987	986,704
Cloud Software Group, Inc., Term Loan, 7.799%, (SOFR + 3.50%), 3/30/29	914	906,485
Cloudera, Inc.:
Term Loan, 8.175%, (SOFR + 3.75%), 10/8/28	688	679,604
Term Loan - Second Lien, 10.425%, (SOFR + 6.00%), 10/8/29	150	143,313
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(9)	35	36,074
Constant Contact, Inc., Term Loan, 8.564%, (SOFR + 4.00%), 2/10/28	436	408,741
Cornerstone OnDemand, Inc., Term Loan, 8.189%, (SOFR + 3.75%), 10/16/28	267	232,406
Delta TopCo, Inc., Term Loan, 7.069%, (SOFR + 2.75%), 11/30/29	300	297,020
Dragon Buyer, Inc., Term Loan, 7.299%, (SOFR + 3.00%), 9/30/31	274	272,598
Drake Software LLC, Term Loan, 8.549%, (SOFR + 4.25%), 6/26/31	448	432,623
E2open LLC, Term Loan, 7.939%, (SOFR + 3.50%), 2/4/28	529	529,135
ECI Macola Max Holding LLC, Term Loan, 7.549%, (SOFR + 3.25%), 5/9/30	814	815,480
Ellucian Holdings, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 10/9/29	678	677,395
Epicor Software Corp., Term Loan, 7.075%, (SOFR + 2.75%), 5/30/31	1,309	1,306,932

7
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (SOFR + 4.00%), 2/18/27	$333	$ 332,125
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28	148	137,556
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28	200	93,813
iSolved, Inc., Term Loan, 7.575%, (SOFR + 3.25%), 10/15/30	496	497,504
Marcel LUX IV SARL, Term Loan, 7.84%, (SOFR + 3.50%), 11/9/30	857	859,845
Open Text Corp., Term Loan, 6.075%, (SOFR + 1.75%), 1/31/30	501	500,287
Project Alpha Intermediate Holding, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 10/28/30	495	494,495
Project Boost Purchaser LLC, Term Loan, 7.299%, (SOFR + 3.00%), 7/16/31	299	297,917
Proofpoint, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 8/31/28	175	174,623
Quartz Acquireco LLC, Term Loan, 6.549%, (SOFR + 2.25%), 6/28/30	395	392,644
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29	286	171,937
RealPage, Inc., Term Loan, 7.561%, (SOFR + 3.00%), 4/24/28	521	514,686
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28	306	214,036
Skillsoft Corp., Term Loan, 9.692%, (SOFR + 5.25%), 7/14/28	216	187,674
Veritas U.S., Inc., Term Loan, 16.799%, (SOFR + 12.50%), 12/9/29	107	107,243
Vision Solutions, Inc., Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28	629	608,270
		$15,448,902
Specialty Retail — 2.4%
Hoya Midco LLC, Term Loan, 6.553%, (SOFR + 2.25%), 2/3/29	$108	$106,868
Les Schwab Tire Centers, Term Loan, 6.81%, (SOFR + 2.50%), 4/23/31(7)	1,063	1,056,617
Mister Car Wash Holdings, Inc., Term Loan, 6.791%, (SOFR + 2.50%), 3/27/31	464	462,664
PetSmart, Inc., Term Loan, 8.175%, (SOFR + 3.75%), 2/11/28	624	615,560
		$2,241,709
Textiles, Apparel & Luxury Goods — 1.3%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.575%, (SOFR + 2.25%), 2/13/32	$125	$123,776
Gloves Buyer, Inc., Term Loan, 8.439%, (SOFR + 4.00%), 12/29/27	774	746,108
Borrower/Description	Principal Amount (000's omitted)	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 3/7/32	$400	$ 400,464
		$ 1,270,348
Trading Companies & Distributors — 3.7%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.072%, (SOFR + 1.75%), 6/24/30	$884	$ 884,025
Core & Main LP:
Term Loan, 6.27%, (SOFR + 2.00%), 7/27/28	421	421,269
Term Loan, 6.27%, (SOFR + 2.00%), 2/9/31	495	494,547
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31	223	203,863
Park River Holdings, Inc., Term Loan, 7.822%, (SOFR + 3.25%), 12/28/27	680	627,091
Spin Holdco, Inc., Term Loan, 8.562%, (SOFR + 4.00%), 3/4/28	643	546,238
Windsor Holdings III LLC, Term Loan, 7.069%, (SOFR + 2.75%), 8/1/30	296	293,306
		$3,470,339
Transportation Infrastructure — 1.5%
Brown Group Holding LLC:
Term Loan, 6.806%, (SOFR + 2.50%), 7/1/31(7)	$298	$296,313
Term Loan, 6.825%, (SOFR + 2.50%), 7/1/31	404	402,323
KKR Apple Bidco LLC, Term Loan, 6.82%, (SOFR + 2.50%), 9/23/31	741	736,605
		$1,435,241
Wireless Telecommunication Services — 0.8%
CCI Buyer, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 12/17/27	$493	$494,464
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27	249	245,253
		$739,717
Total Senior Floating Rate Loans (identified cost $106,827,178)		$104,451,795

8
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(10)	3,796,559	$ 3,796,559
Total Short-Term Investments (identified cost $3,796,559)		$ 3,796,559
Total Investments — 122.2% (identified cost $118,578,593)		$115,836,653
Less Unfunded Loan Commitments — (0.1)%		$ (129,969)

Net Investments — 122.1% (identified cost $118,448,624)	$115,706,684
Note Payable — (21.1)%	$(20,000,000)

Other Assets, Less Liabilities — (1.0)%	$ (910,068)
Net Assets — 100.0%	$ 94,796,616

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $6,120,679 or 6.5% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(7)	The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2025, the total value of unfunded loan commitments is $120,596. See Note 1E for description.
(9)	Fixed-rate loan.
(10)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of March 31, 2025.

Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

9
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $114,652,065)	$111,910,125
Investments in securities of affiliated issuers, at value (identified cost $3,796,559)	3,796,559
Cash	642,661
Receivable for investments sold	163,823
Receivable for capital shares sold	82,694
Interest receivable	571,765
Dividends receivable - affiliated	8,235
Trustees' deferred compensation plan	3,451
Prepaid upfront fees on note payable	21,180
Prepaid expenses	4,986
Total assets	$117,205,479
Liabilities
Note payable	$20,000,000
Payable for investments purchased	1,757,253
Payable for capital shares redeemed	147,552
Distributions payable	221,111
Payable to affiliates:
Investment advisory fee	46,261
Administrative fee	9,600
Distribution and service fees	1,578
Sub-transfer agency fee	512
Trustees' deferred compensation plan	3,451
Other	18,124
Accrued expenses	203,421
Total liabilities	$22,408,863
Net Assets	$94,796,616
Sources of Net Assets
Paid-in capital	$105,772,670
Accumulated loss	(10,976,054)
Net Assets	$94,796,616
Class A Shares
Net Assets	$7,370,127
Shares Outstanding	835,423
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.82
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.12
Class I Shares
Net Assets	$36,420,562
Shares Outstanding	4,133,842
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.81
Class R6 Shares
Net Assets	$51,005,927
Shares Outstanding	5,789,612
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.81

On sales of $100,000 or more, the offering price of Class A shares is reduced.
10
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$37,891
Dividend income - affiliated issuers	56,175
Interest income	4,566,340
Other income	55,250
Total investment income	$4,715,656
Expenses
Investment advisory fee	$280,756
Administrative fee	56,256
Distribution and service fees:
Class A	8,827
Trustees' fees and expenses	3,166
Custodian fees	6,064
Transfer agency fees and expenses	23,094
Accounting fees	11,748
Professional fees	29,254
Registration fees	53,800
Reports to shareholders	4,842
Interest expense and fees	739,688
Miscellaneous	3,753
Total expenses	$1,221,248
Waiver and/or reimbursement of expenses by affiliates	$(109,897)
Net expenses	$1,111,351
Net investment income	$3,604,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(270,598)
Net realized loss	$(270,598)
Change in unrealized appreciation (depreciation):
Investment securities	$(1,187,292)
Net change in unrealized appreciation (depreciation)	$(1,187,292)
Net realized and unrealized loss	$(1,457,890)
Net increase in net assets from operations	$2,146,415
11
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,604,305	$8,083,078
Net realized loss	(270,598)	(2,145,674)
Net change in unrealized appreciation (depreciation)	(1,187,292)	2,226,609
Net increase in net assets from operations	$2,146,415	$8,164,013
Distributions to shareholders:
Class A	$(263,751)	$(643,949)
Class I	(1,363,828)	(3,749,989)
Class R6	(1,983,481)	(3,682,527)
Total distributions to shareholders	$(3,611,060)	$(8,076,465)
Capital share transactions:
Class A	$244,817	$(1,429,810)
Class I	849,632	(8,552,647)
Class R6	347,032	22,772,512
Net increase in net assets from capital share transactions	$1,441,481	$12,790,055
Net increase (decrease) in net assets	$(23,164)	$12,877,603
Net Assets
At beginning of period	$94,819,780	$81,942,177
At end of period	$94,796,616	$94,819,780
12
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
March 31, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 2,146,415
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(11,203,419)
Investments sold and principal repayments	18,254,316
Increase in short-term investments, net	(2,450,585)
Net amortization/accretion of premium (discount)	(68,623)
Amortization of prepaid upfront fees on note payable	11,284
Decrease in interest receivable	193,965
Increase in dividends receivable - affiliated	(2,214)
Decrease in receivable from affiliates	34,721
Increase in prepaid expenses	(1,219)
Decrease in Trustees' deferred compensation plan	154
Decrease in payable to affiliate for investment advisory fee	(1,676)
Increase in payable to affiliate for administrative fee	112
Increase in payable to affiliate for distribution and services fees	60
Increase in payable to affiliate for sub-transfer agency fee	444
Decrease in payable to affiliate for Trustees' deferred compensation plan	(154)
Increase in payable to affiliate for other	18,124
Decrease in accrued expenses	(38,444)
Decrease in unfunded loan commitments	(113,272)
Net change in unrealized (appreciation) depreciation on investments	1,187,292
Net realized loss from investments	270,598
Net cash provided by operating activities	$ 8,237,879
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (1,219,822)
Proceeds from capital shares sold	15,356,969
Capital shares redeemed	(16,259,597)
Prepaid upfront fees on note payable	(22,500)
Proceeds from note payable	5,000,000
Repayments of note payable	(11,000,000)
Net cash used in financing activities	$ (8,144,950)
Net increase in cash	$ 92,929
Cash at beginning of period	$ 549,732
Cash at end of period	$ 642,661
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 2,370,374
Cash paid for interest and fees on borrowings	$ 785,754
13
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.96	$8.93	$8.60	$9.51	$9.23	$9.73
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.78	$0.75	$0.43	$0.35	$0.39
Net realized and unrealized gain (loss)	(0.14)	0.03	0.33	(0.93)	0.29	(0.50)
Total income (loss) from operations	$0.19	$0.81	$1.08	$(0.50)	$0.64	$(0.11)
Less Distributions
From net investment income	$(0.33)	$(0.78)	$(0.75)	$(0.41)	$(0.36)	$(0.39)
Total distributions	$(0.33)	$(0.78)	$(0.75)	$(0.41)	$(0.36)	$(0.39)
Net asset value — End of period	$8.82	$8.96	$8.93	$8.60	$9.51	$9.23
Total Return(2)	2.17%(3)	9.43%	13.01%	(5.37)%	6.99%	(1.05)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,370	$7,242	$8,656	$7,809	$3,453	$2,329
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.89%(6)	2.85%	3.08%	1.95%	1.51%	1.83%
Net expenses(5)	2.61%(6)(7)	2.58%(7)	2.81%(7)	1.73%(7)	1.32%	1.53%
Net investment income	7.45%(6)	8.73%	8.47%	4.72%	3.73%	4.20%
Portfolio Turnover	10%(3)	30%	14%	30%	37%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 1.58%, 1.57%, 1.76%, 0.70%, 0.31% and 0.54% for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively).
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the years ended September 30, 2024 and 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.95	$8.92	$8.59	$9.50	$9.22	$9.73
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.80	$0.76	$0.43	$0.37	$0.40
Net realized and unrealized gain (loss)	(0.14)	0.03	0.34	(0.90)	0.29	(0.50)
Total income (loss) from operations	$0.20	$0.83	$1.10	$(0.47)	$0.66	$(0.10)
Less Distributions
From net investment income	$(0.34)	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Total distributions	$(0.34)	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Net asset value — End of period	$8.81	$8.95	$8.92	$8.59	$9.50	$9.22
Total Return(2)	2.30%(3)	9.70%	13.29%	(5.14)%	7.25%	(0.83)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,421	$36,126	$44,556	$55,164	$64,676	$26,958
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.63%(6)	2.59%	2.81%	1.58%	1.26%	1.50%
Net expenses(5)	2.35%(6)(7)	2.32%(7)	2.55%(7)	1.36%(7)	1.07%	1.21%
Net investment income	7.70%(6)	8.97%	8.68%	4.69%	3.94%	4.34%
Portfolio Turnover	10%(3)	30%	14%	30%	37%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 1.57%, 1.56%, 1.75%, 0.58%, 0.31% and 0.47% for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively).
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the years ended September 30, 2024 and 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
15
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.95	$8.92	$8.59	$9.50	$9.22	$9.72
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.80	$0.77	$0.42	$0.38	$0.41
Net realized and unrealized gain (loss)	(0.14)	0.03	0.33	(0.89)	0.28	(0.50)
Total income (loss) from operations	$0.20	$0.83	$1.10	$(0.47)	$0.66	$(0.09)
Less Distributions
From net investment income	$(0.34)	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Total distributions	$(0.34)	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Net asset value — End of period	$8.81	$8.95	$8.92	$8.59	$9.50	$9.22
Total Return(2)	2.30%(3)	9.71%	13.29%	(5.15)%	7.26%	(0.83)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,006	$51,452	$28,730	$32,233	$57,343	$43,899
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.55%(6)	2.45%	2.74%	1.43%	1.19%	1.44%
Net expenses(5)	2.35%(6)(7)	2.28%(7)	2.56%(7)	1.32%(7)	1.08%	1.23%
Net investment income	7.71%(6)	8.90%	8.72%	4.59%	3.99%	4.40%
Portfolio Turnover	10%(3)	30%	14%	30%	37%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 1.57%, 1.52%, 1.76%, 0.54%, 0.32% and 0.49% for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the years ended September 30, 2024 and 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
16
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
17

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,754	$227,632	$241,294	$474,680
Corporate Bonds	—	6,120,679	—	6,120,679
Exchange-Traded Funds	935,708	—	—	935,708
Preferred Stocks	—	57,232	—	57,232
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	104,321,826	—	104,321,826
Short-Term Investments	3,796,559	—	—	3,796,559
Total Investments	$4,738,021	$110,727,369	$241,294	$115,706,684

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
18

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.480%
In excess of $1 billion	0.430%
Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed by the Fund. For the six months ended March 31, 2025, the investment advisory fee amounted to $280,756 or 0.60% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $1,839 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $108,058.
19

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $56,256.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $8,827 for Class A shares.
The Fund was informed that EVD received $733 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $1,568 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $12,113,398 and $17,493,147, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $7,948,365 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $1,245,450 are short-term and $6,702,915 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$118,457,758
Gross unrealized appreciation	$303,988
Gross unrealized depreciation	(3,055,062)
Net unrealized depreciation	$(2,751,074)
5  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit agreement, as amended (the Agreement) with a bank to borrow up to a limit of $45 million. Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes.
20

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Interest on advances under the Agreement is calculated at a rate per annum equal to the Fund's option of (a) Term SOFR (subject to a 0% floor) plus a Term SOFR adjustment of 0.10% plus a 0.90% margin (the “SOFR Rate”) and (b) Federal Funds Effective Rate plus 0.90% (which cannot be lower than the SOFR Rate). Term SOFR is defined as the secured overnight financing rate as administered by the Federal Reserve Bank of New York for a 1-month tenor. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% per annum on the commitment amount.
In connection with the renewal of the Agreement on March 11, 2025, the Fund paid upfront fees of $22,500, which are being amortized to interest expense through March 10, 2026. The unamortized balance at March 31, 2025 is approximately $21,000 and is included in “prepaid upfront fees on note payable” on the Statement of Assets and Liabilities. At March 31, 2025, the Fund had borrowings outstanding under the Agreement of $20,000,000 at an annual interest rate of 5.32%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2025 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025. For the six months ended March 31, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $23,230,769 and 5.88%, respectively.
6  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,796,559, which represents 4.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,345,974	$28,526,175	$(26,075,590)	$ —	$ —	$3,796,559	$56,175	3,796,559
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	120,221	$1,078,517	196,061	$1,754,322
Reinvestment of distributions	24,939	223,087	61,931	554,848
Shares redeemed	(117,912)	(1,056,787)	(419,107)	(3,738,980)
Net increase (decrease)	27,248	$244,817	(161,115)	$(1,429,810)
Class I
Shares sold	802,388	$7,168,113	1,244,301	$11,143,415
Reinvestment of distributions	151,562	1,354,433	413,875	3,704,757
Shares redeemed	(857,325)	(7,672,914)	(2,616,465)	(23,400,819)
Net increase (decrease)	96,625	$849,632	(958,289)	$(8,552,647)
Class R6
Shares sold	781,463	$7,010,044	2,988,790	$26,871,577
Reinvestment of distributions	88,681	792,854	283,360	2,536,877
Shares redeemed	(831,053)	(7,455,866)	(743,112)	(6,635,942)
Net increase	39,091	$347,032	2,529,038	$22,772,512
21

Calvert
Floating-Rate Advantage Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
22

CFOAX-NCSR 3.31.25

Calvert
Global Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Global Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Global Equity Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Australia — 2.3%
CSL Ltd.	1,332	$ 209,642
		$ 209,642
Belgium — 2.2%
KBC Group NV	2,192	$ 199,787
		$ 199,787
Denmark — 1.3%
Novo Nordisk AS, Class B	1,754	$ 119,935
		$ 119,935
France — 7.5%
L'Oreal Prime De Fidelite(1)	444	$165,031
L'Oreal SA	29	10,779
LVMH Moet Hennessy Louis Vuitton SE	312	193,215
Safran SA	652	171,661
Schneider Electric SE	588	135,737
		$676,423
Germany — 2.2%
Siemens AG	860	$198,614
		$198,614
Hong Kong — 2.5%
AIA Group Ltd.	29,766	$225,325
		$225,325
India — 2.3%
HDFC Bank Ltd. ADR	3,098	$205,831
		$205,831
Japan — 2.1%
Keyence Corp.	489	$192,280
		$192,280
Netherlands — 5.4%
ASML Holding NV	398	$263,386
IMCD NV	1,650	219,584
		$482,970
Singapore — 2.2%
DBS Group Holdings Ltd.	5,765	$197,978
		$197,978
Switzerland — 3.4%
Nestle SA	2,991	$302,260
		$302,260
Security	Shares	Value
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	621	$ 103,086
		$ 103,086
United Kingdom — 7.3%
Compass Group PLC	6,451	$ 213,375
London Stock Exchange Group PLC	1,425	211,651
Reckitt Benckiser Group PLC	3,471	234,711
		$ 659,737
United States — 58.6%
Adobe, Inc.(1)	457	$175,273
Alphabet, Inc., Class A	2,374	367,115
Amazon.com, Inc.(1)	2,152	409,440
American International Group, Inc.	2,676	232,651
AMETEK, Inc.	1,283	220,856
Boston Scientific Corp.(1)	1,640	165,443
Carrier Global Corp.	1,828	115,895
CDW Corp.	1,039	166,510
Charles Schwab Corp.	2,414	188,968
Danaher Corp.	1,322	271,010
Ingersoll Rand, Inc.	1,663	133,090
Intuit, Inc.	234	143,674
Intuitive Surgical, Inc.(1)	335	165,915
Marriott International, Inc., Class A	840	200,088
Micron Technology, Inc.	1,828	158,835
Microsoft Corp.	1,430	536,808
NextEra Energy, Inc.	2,850	202,036
NVIDIA Corp.	3,316	359,388
TJX Cos., Inc.	1,391	169,424
Verisk Analytics, Inc.	372	110,715
Visa, Inc., Class A	824	288,779
Walt Disney Co.	2,351	232,044
Zoetis, Inc.	1,649	271,508
		$5,285,465
Total Common Stocks (identified cost $6,744,483)		$9,059,333

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	2,907	$ 2,907
Total Short-Term Investments (identified cost $2,907)		$ 2,907

1
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 100.4% (identified cost $6,747,390)	$9,062,240
Other Assets, Less Liabilities — (0.4)%	$ (36,863)
Net Assets — 100.0%	$9,025,377

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of March 31, 2025.
At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	23.3%
Financials	19.4
Industrials	14.5
Health Care	13.3
Consumer Discretionary	13.1
Consumer Staples	7.9
Communication Services	6.7
Utilities	2.2
Total	100.4%

Abbreviations:
ADR	– American Depositary Receipt
2
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $6,744,483)	$9,059,333
Investments in securities of affiliated issuers, at value (identified cost $2,907)	2,907
Receivable for capital shares sold	122
Dividends receivable	4,778
Dividends receivable - affiliated	217
Tax reclaims receivable	16,510
Trustees' deferred compensation plan	28
Total assets	$9,083,895
Liabilities
Payable to affiliates:
Investment advisory fee	$5,371
Administrative fee	949
Distribution and service fees	80
Trustees' deferred compensation plan	28
Other	14,243
Payable for professional fees	24,324
Payable for registration fees	9,104
Accrued expenses	4,419
Total liabilities	$58,518
Net Assets	$9,025,377
Sources of Net Assets
Paid-in capital	$6,305,253
Distributable earnings	2,720,124
Net Assets	$9,025,377
Class A Shares
Net Assets	$365,363
Shares Outstanding	22,709
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.09
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.98
Class I Shares
Net Assets	$8,660,014
Shares Outstanding	539,304
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.06

On sales of $50,000 or more, the offering price of Class A shares is reduced.
3
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $2,795)	$39,695
Dividend income - affiliated issuers	2,795
Total investment income	$42,490
Expenses
Investment advisory fee	$34,673
Administrative fee	6,119
Distribution and service fees:
Class A	254
Trustees' fees and expenses	282
Custodian fees	4,534
Transfer agency fees and expenses	1,984
Accounting fees	2,322
Professional fees	24,972
Registration fees	17,368
Reports to shareholders	1,590
Interest expense and fees	1,042
Miscellaneous	342
Total expenses	$95,482
Waiver and/or reimbursement of expenses by affiliates	$(48,819)
Net expenses	$46,663
Net investment loss	$(4,173)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$423,459
Foreign currency transactions	(1,814)
Net realized gain	$421,645
Change in unrealized appreciation (depreciation):
Investment securities	$(1,023,489)
Foreign currency	(623)
Net change in unrealized appreciation (depreciation)	$(1,024,112)
Net realized and unrealized loss	$(602,467)
Net decrease in net assets from operations	$(606,640)
4
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(4,173)	$57,961
Net realized gain	421,645	348,928
Net change in unrealized appreciation (depreciation)	(1,024,112)	1,912,726
Net increase (decrease) in net assets from operations	$(606,640)	$2,319,615
Distributions to shareholders:
Class A	$(3,548)	$(732)
Class I	(379,441)	(202,993)
Total distributions to shareholders	$(382,989)	$(203,725)
Capital share transactions:
Class A	$299,867	$35,939
Class I	(1,487,688)	1,521,238
Net increase (decrease) in net assets from capital share transactions	$(1,187,821)	$1,557,177
Net increase (decrease) in net assets	$(2,177,450)	$3,673,067
Net Assets
At beginning of period	$11,202,827	$7,529,760
At end of period	$9,025,377	$11,202,827
5
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Ten Months Ended September 30, 2023	Period Ended November 30, 2022(1)

Net asset value — Beginning of period	$17.79	$14.33	$14.00	$17.46
Income (Loss) From Operations
Net investment income (loss)(2)	$(0.01)	$0.14	$0.04	$0.04
Net realized and unrealized gain (loss)	(1.04)	3.62	0.52	(1.98)
Total income (loss) from operations	$(1.05)	$3.76	$0.56	$(1.94)
Less Distributions
From net investment income	$(0.03)	$(0.03)	$(0.04)	$(0.08)
From net realized gain	(0.62)	(0.27)	(0.19)	(1.44)
Total distributions	$(0.65)	$(0.30)	$(0.23)	$(1.52)
Net asset value — End of period	$16.09	$17.79	$14.33	$14.00
Total Return(3)	(6.04)%(4)	26.45%	4.12%(4)	(12.48)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$365	$88	$31	$17
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.11%(6)(7)	2.51%	2.46%(6)(7)	2.91%(6)
Net expenses	1.15%(6)(7)(8)	1.14%(8)	1.21%(6)(7)(8)	1.20%(6)(8)
Net investment income (loss)	(0.13)%(6)	0.86%	0.26%(6)	0.31%(6)
Portfolio Turnover	21%(4)	28%	30%(4)	29%(9)

(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% of average daily net assets.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the year ended September 30, 2024, the ten months ended September 30, 2023 and the period ended November 30, 2022).
(9)	For the year ended November 30, 2022.
Financial information from December 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30.
6
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Ten Months Ended September 30, 2023	Year Ended November 30,
				2022	2021	2020	2019
Net asset value — Beginning of period	$17.81	$14.33	$13.99	$17.25	$13.78	$12.42	$11.53
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.09	$0.06	$0.08	$0.03	$0.07	$0.10
Net realized and unrealized gain (loss)	(1.01)	3.71	0.53	(1.82)	3.49	1.42	1.65
Total income (loss) from operations	$(1.02)	$3.80	$0.59	$(1.74)	$3.52	$1.49	$1.75
Less Distributions
From net investment income	$(0.11)	$(0.05)	$(0.06)	$(0.08)	$(0.05)	$(0.13)	$(0.12)
From net realized gain	(0.62)	(0.27)	(0.19)	(1.44)	—	—	(0.74)
Total distributions	$(0.73)	$(0.32)	$(0.25)	$(1.52)	$(0.05)	$(0.13)	$(0.86)
Net asset value — End of period	$16.06	$17.81	$14.33	$13.99	$17.25	$13.78	$12.42
Total Return(2)	(5.92)%(3)	26.81%	4.38%(3)	(11.48)%	25.62%	12.06%	17.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,660	$11,115	$7,499	$9,832	$8,302	$5,801	$5,186
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.87%(5)(6)	2.27%	2.20%(5)(6)	2.66%	2.32%	2.90%	3.03%(6)
Net expenses	0.91%(5)(6)(7)	0.89%(7)	0.96%(5)(6)(7)	0.95%(7)	0.95%	0.95%	0.96%(6)
Net investment income (loss)	(0.08)%(5)	0.56%	0.52%(5)	0.58%	0.18%	0.55%	0.92%
Portfolio Turnover	21%(3)	28%	30%(3)	29%	57%	54%	46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.02%, 0.01% and 0.01% of average daily net assets for the six months ended March 31, 2025, the ten months ended September 30, 2023 and the year ended September 30, 2019, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the year ended September 30, 2024, the ten months ended September 30, 2023 and the year ended November 30, 2022).
Financial information from December 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30.
7
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
8

Calvert
Global Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$209,642	$ —	$209,642
Belgium	—	199,787	—	199,787
Denmark	—	119,935	—	119,935
France	—	676,423	—	676,423
Germany	—	198,614	—	198,614
Hong Kong	—	225,325	—	225,325
India	205,831	—	—	205,831
Japan	—	192,280	—	192,280
Netherlands	—	482,970	—	482,970
Singapore	—	197,978	—	197,978
Switzerland	—	302,260	—	302,260
Taiwan	103,086	—	—	103,086
United Kingdom	—	659,737	—	659,737
United States	5,285,465	—	—	5,285,465
Total Common Stocks	$5,594,382	$3,464,951(1)	$ —	$9,059,333
Short-Term Investments	$2,907	$ —	$ —	$2,907
Total Investments	$5,597,289	$3,464,951	$ —	$9,062,240

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an
9

Calvert
Global Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.680%
$500 million but less than $1 billion	0.655%
$1 billion but less than $2.5 billion	0.630%
$2.5 billion but less than $5 billion	0.610%
$5 billion and over	0.595%
For the six months ended March 31, 2025, the investment advisory fee amounted to $34,673 or 0.68% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the
“Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $93 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14% and 0.89% for Class A and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the six months ended March 31, 2025, CRM and EVAIL waived and/or reimbursed expenses in total of $48,726.
10

Calvert
Global Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $6,119.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $254 for Class A shares.
The Fund was informed that EVD received $53 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $688 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,143,774 and $3,462,198, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,752,654
Gross unrealized appreciation	$2,616,828
Gross unrealized depreciation	(307,242)
Net unrealized appreciation	$2,309,586
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2025 were $38,626 and 5.33%, respectively.
11

Calvert
Global Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,907, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$278,651	$1,222,172	$(1,497,916)	$ —	$ —	$2,907	$2,795	2,907
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	17,688	$298,481	16,526	$276,335
Reinvestment of distributions	211	3,548	46	732
Shares redeemed	(129)	(2,162)	(13,804)	(241,128)
Net increase	17,770	$299,867	2,768	$35,939
Class I
Shares sold	22,080	$370,930	123,089	$1,903,840
Reinvestment of distributions	22,613	379,441	12,799	202,993
Shares redeemed	(129,446)	(2,238,059)	(34,994)	(585,595)
Net increase (decrease)	(84,753)	$(1,487,688)	100,894	$1,521,238
At March 31, 2025, EVM owned 85.2% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
12

CGLAX-NCSR 3.31.25

Calvert
Global Small-Cap Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Global Small-Cap Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 2.3%
BlueScope Steel Ltd.	3,433	$ 45,982
CAR Group Ltd.	8,354	166,500
Data#3 Ltd.	24,438	111,397
IGO Ltd.	9,503	23,696
Steadfast Group Ltd.	37,422	136,074
		$ 483,649
Belgium — 0.6%
KBC Ancora	1,973	$ 120,055
		$120,055
Bermuda — 0.7%
Hamilton Insurance Group Ltd., Class B(1)	6,691	$138,704
		$138,704
Canada — 3.2%
Agnico Eagle Mines Ltd.	961	$104,117
Allied Properties Real Estate Investment Trust	9,227	105,090
ATS Corp.(1)(2)	4,676	116,555
Descartes Systems Group, Inc.(1)	1,708	171,945
Killam Apartment Real Estate Investment Trust	8,661	105,385
Lumine Group, Inc.(1)(3)	2,548	71,710
		$674,802
France — 1.1%
IPSOS SA	5,146	$233,259
		$233,259
Germany — 1.6%
Jenoptik AG	6,821	$142,391
Schott Pharma AG & Co. KGaA	7,302	186,402
		$328,793
Italy — 2.8%
Amplifon SpA	9,638	$195,661
BFF Bank SpA(4)	11,057	91,520
Moncler SpA	2,080	128,122
Reply SpA	1,004	164,458
		$579,761
Japan — 10.3%
Allegro MicroSystems, Inc.(1)	5,523	$138,793
As One Corp.	7,395	114,794
Asahi Intecc Co. Ltd.	5,807	93,804
BayCurrent, Inc.	4,125	178,753
Chiba Bank Ltd.	18,239	172,644
Cosmos Pharmaceutical Corp.(2)	5,025	251,671
Goldwin, Inc.	3,475	191,876
Hoshizaki Corp.	3,591	139,003
JMDC, Inc.	4,520	83,801
Security	Shares	Value
Japan (continued)
Kotobuki Spirits Co. Ltd.	11,413	$ 185,759
LaSalle Logiport REIT	129	119,849
Riken Keiki Co. Ltd.	9,350	161,335
Sanwa Holdings Corp.	5,246	168,341
USS Co. Ltd.	14,948	138,943
		$ 2,139,366
Luxembourg — 0.0%†
APERAM SA	302	$ 9,840
		$9,840
Netherlands — 2.7%
BE Semiconductor Industries NV	486	$50,790
Euronext NV(4)	2,124	308,260
IMCD NV	1,527	203,216
		$562,266
Singapore — 0.4%
Daiwa House Logistics Trust	186,213	$79,534
		$79,534
Sweden — 1.3%
AddTech AB, Class B	4,966	$145,442
Boliden AB	499	16,373
Thule Group AB(4)	3,989	114,793
		$276,608
Switzerland — 0.4%
Straumann Holding AG	612	$74,091
		$74,091
United Kingdom — 10.2%
Babcock International Group PLC	11,781	$110,866
Cerillion PLC	4,318	86,032
Cranswick PLC	1,929	122,628
Diploma PLC	4,132	206,845
DiscoverIE Group PLC	29,597	208,993
Games Workshop Group PLC	1,166	211,864
Greggs PLC	4,403	99,390
Hilton Food Group PLC	9,940	106,407
JTC PLC(4)	20,787	245,203
Supermarket Income REIT PLC(2)	335,056	332,376
Volution Group PLC	28,321	197,996
Wise PLC, Class A(1)	9,320	114,402
Zegona Communications PLC(1)(2)	9,598	82,220
		$2,125,222
United States — 61.6%
A.O. Smith Corp.	3,355	$219,283
AAON, Inc.	2,283	178,371
Addus HomeCare Corp.(1)	1,277	126,283
Advanced Drainage Systems, Inc.	1,103	119,841

1
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Albany International Corp., Class A	2,897	$ 200,009
Alliant Energy Corp.	1,493	96,075
American Financial Group, Inc.	1,517	199,243
AptarGroup, Inc.	2,307	342,313
Aramark	5,899	203,633
Atmus Filtration Technologies, Inc.	4,814	176,818
Avantor, Inc.(1)	8,171	132,452
AZEK Co., Inc.(1)	3,297	161,190
AZZ, Inc.	606	50,668
Badger Meter, Inc.	817	155,434
Balchem Corp.	797	132,302
Burlington Stores, Inc.(1)	651	155,153
Casey's General Stores, Inc.	195	84,638
CBIZ, Inc.(1)	5,261	399,099
CCC Intelligent Solutions Holdings, Inc.(1)	20,391	184,131
CDW Corp.	813	130,291
Certara, Inc.(1)	5,066	50,153
Chemed Corp.	415	255,358
Church & Dwight Co., Inc.	1,437	158,199
Clearwater Analytics Holdings, Inc., Class A(1)	3,951	105,887
CMS Energy Corp.	1,378	103,502
Commerce Bancshares, Inc.	6,863	427,084
Cooper Cos., Inc.(1)	2,101	177,219
Core & Main, Inc., Class A(1)	6,948	335,658
Dayforce, Inc.(1)	1,923	112,169
Diodes, Inc.(1)	2,262	97,651
Domino's Pizza, Inc.	351	161,267
Donaldson Co., Inc.	2,525	169,327
Dorman Products, Inc.(1)	2,037	245,540
EastGroup Properties, Inc.	1,667	293,642
Equity LifeStyle Properties, Inc.	4,905	327,164
ESCO Technologies, Inc.	1,453	231,201
Euronet Worldwide, Inc.(1)	896	95,738
First American Financial Corp.	2,192	143,861
First Financial Bankshares, Inc.	7,558	271,483
Franklin Electric Co., Inc.	1,946	182,690
Freshpet, Inc.(1)	626	52,064
Graco, Inc.	2,890	241,344
Group 1 Automotive, Inc.	381	145,523
Hexcel Corp.	1,955	107,056
John Wiley & Sons, Inc., Class A	2,070	92,239
Kemper Corp.	1,860	124,341
Kinsale Capital Group, Inc.	317	154,287
Lancaster Colony Corp.	428	74,900
Landstar System, Inc.	1,229	184,596
LKQ Corp.	3,547	150,889
LPL Financial Holdings, Inc.	805	263,348
Meritage Homes Corp.	891	63,154
Middleby Corp.(1)	1,376	209,124
nCino, Inc.(1)(2)	2,690	73,894
Neurocrine Biosciences, Inc.(1)	1,586	175,412
Security	Shares	Value
United States (continued)
Nordson Corp.	666	$ 134,346
Novanta, Inc.(1)	466	59,587
NVR, Inc.(1)	19	137,643
ON Semiconductor Corp.(1)	2,175	88,501
Performance Food Group Co.(1)	3,139	246,820
Progress Software Corp.	697	35,902
Quaker Chemical Corp.	1,284	158,715
Rexford Industrial Realty, Inc.	4,828	189,016
RH(1)	256	60,009
Ryan Specialty Holdings, Inc.	2,413	178,248
Selective Insurance Group, Inc.	900	82,386
SouthState Corp.	2,941	272,984
SPS Commerce, Inc.(1)	682	90,522
Teradyne, Inc.	734	60,628
Texas Roadhouse, Inc.	429	71,484
Tradeweb Markets, Inc., Class A	2,657	394,458
Tyler Technologies, Inc.(1)	212	123,255
Universal Display Corp.	471	65,695
W.R. Berkley Corp.	2,496	177,615
White Mountains Insurance Group Ltd.	162	311,981
Woodward, Inc.	802	146,357
Wyndham Hotels & Resorts, Inc.	2,821	255,329
		$12,845,672
Total Common Stocks (identified cost $17,018,698)		$20,671,622

Short-Term Investments — 1.4%

Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	218,103	$ 218,103
Total Affiliated Fund (identified cost $218,103)		$ 218,103
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(6)	78,596	$ 78,596
Total Securities Lending Collateral (identified cost $78,596)		$ 78,596
Total Short-Term Investments (identified cost $296,699)		$ 296,699

2
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 100.6% (identified cost $17,315,397)	$20,968,321
Other Assets, Less Liabilities — (0.6)%	$ (116,084)
Net Assets — 100.0%	$20,852,237

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $758,536.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $71,710 or 0.3% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $759,776 or 3.6% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	25.1%
Financials	21.2
Consumer Discretionary	12.2
Information Technology	11.4
Health Care	8.0
Real Estate	7.4
Consumer Staples	6.1
Materials	4.0
Communication Services	2.8
Utilities	1.0
Total	99.2%
3
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $17,097,294) - including $758,536 of securities on loan	$20,750,218
Investments in securities of affiliated issuers, at value (identified cost $218,103)	218,103
Cash denominated in foreign currency, at value (cost $2,016)	2,000
Receivable for capital shares sold	2,900
Dividends receivable	32,873
Dividends receivable - affiliated	379
Securities lending income receivable	128
Tax reclaims receivable	13,445
Trustees' deferred compensation plan	70
Total assets	$21,020,116
Liabilities
Payable for investments purchased	$3,585
Payable for capital shares redeemed	391
Deposits for securities loaned	78,596
Payable to affiliates:
Investment advisory fee	13,504
Administrative fee	2,163
Distribution and service fees	3,701
Sub-transfer agency fee	1,083
Trustees' deferred compensation plan	70
Other	13,815
Payable for professional fees	26,234
Payable for registration fees	12,711
Accrued expenses	12,026
Total liabilities	$167,879
Net Assets	$20,852,237
Sources of Net Assets
Paid-in capital	$16,369,445
Distributable earnings	4,482,792
Net Assets	$20,852,237
Class A Shares
Net Assets	$13,849,545
Shares Outstanding	1,013,325
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.67
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.43
Class C Shares
Net Assets	$810,775
Shares Outstanding	89,868
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.02
4
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class I Shares
Net Assets	$6,191,917
Shares Outstanding	431,853
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $5,182)	$141,146
Dividend income - affiliated issuers	3,785
Securities lending income, net	621
Total investment income	$145,552
Expenses
Investment advisory fee	$88,039
Administrative fee	14,086
Distribution and service fees:
Class A	18,918
Class C	4,424
Trustees' fees and expenses	646
Custodian fees	7,070
Transfer agency fees and expenses	15,852
Accounting fees	4,250
Professional fees	28,996
Registration fees	24,796
Reports to shareholders	8,128
Interest expense and fees	1,409
Miscellaneous	444
Total expenses	$217,058
Waiver and/or reimbursement of expenses by affiliates	$(68,551)
Net expenses	$148,507
Net investment loss	$(2,955)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,294,012
Foreign currency transactions	(45)
Net realized gain	$1,293,967
Change in unrealized appreciation (depreciation):
Investment securities	$(2,814,065)
Foreign currency	(849)
Net change in unrealized appreciation (depreciation)	$(2,814,914)
Net realized and unrealized loss	$(1,520,947)
Net decrease in net assets from operations	$(1,523,902)
6
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(2,955)	$56,512
Net realized gain	1,293,967	1,189,458
Net change in unrealized appreciation (depreciation)	(2,814,914)	3,978,098
Net increase (decrease) in net assets from operations	$(1,523,902)	$5,224,068
Distributions to shareholders:
Class A	$(784,938)	$(109,945)
Class C	(63,274)	(2,800)
Class I	(437,509)	(81,172)
Total distributions to shareholders	$(1,285,721)	$(193,917)
Capital share transactions:
Class A	$(685,804)	$(2,717,222)
Class C	(21,269)	(45,521)
Class I	(1,596,846)	(366,670)
Net decrease in net assets from capital share transactions	$(2,303,919)	$(3,129,413)
Net increase (decrease) in net assets	$(5,113,542)	$1,900,738
Net Assets
At beginning of period	$25,965,779	$24,065,041
At end of period	$20,852,237	$25,965,779
7
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31,
				2022	2021	2020	2019
Net asset value — Beginning of period	$15.39	$12.63	$12.55	$18.82	$13.99	$14.05	$13.77
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.00)(2)	$0.02	$0.06	$0.01	$(0.01)	$0.00(2)	$0.05
Net realized and unrealized gain (loss)	(0.94)	2.83	0.52	(3.70)	5.00	0.44	1.38
Total income (loss) from operations	$(0.94)	$2.85	$0.58	$(3.69)	$4.99	$0.44	$1.43
Less Distributions
From net investment income	$(0.15)	$(0.09)	$(0.02)	$(0.03)	$(0.01)	$(0.07)	$(0.03)
From net realized gain	(0.63)	—	(0.48)	(2.55)	(0.15)	(0.43)	(1.12)
Total distributions	$(0.78)	$(0.09)	$(0.50)	$(2.58)	$(0.16)	$(0.50)	$(1.15)
Net asset value — End of period	$13.67	$15.39	$12.63	$12.55	$18.82	$13.99	$14.05
Total Return(3)	(6.26)%(4)	22.64%	4.69%(4)	(22.54)%	35.88%	2.98%	12.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,850	$16,290	$15,816	$17,980	$28,269	$21,164	$24,111
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.90%(6)(7)	2.07%	1.89%(6)	1.83%	1.65%	1.83%	1.93%
Net expenses	1.32%(6)(7)(8)	1.31%(8)	1.35%(6)(8)	1.35%(8)	1.35%	1.35%	1.35%
Net investment income (loss)	(0.07)%(6)	0.16%	0.51%(6)	0.05%	(0.04)%	0.00%(9)	0.34%
Portfolio Turnover	23%(4)	46%	47%(4)	45%	58%	51%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2025.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the year ended September 30, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
(9)	Amount is less than 0.005%.
Financial information from November 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Note 1 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31,
				2022	2021	2020	2019
Net asset value — Beginning of period	$10.41	$8.58	$8.72	$13.87	$10.42	$10.59	$10.69
Income (Loss) From Operations
Net investment loss(1)	$(0.04)	$(0.06)	$(0.02)	$(0.07)	$(0.10)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss)	(0.63)	1.92	0.36	(2.60)	3.71	0.34	1.03
Total income (loss) from operations	$(0.67)	$1.86	$0.34	$(2.67)	$3.61	$0.26	$0.98
Less Distributions
From net investment income	$(0.09)	$(0.03)	$ —	$ —	$ —	$ —	$ —
From net realized gain	(0.63)	—	(0.48)	(2.48)	(0.16)	(0.43)	(1.08)
Total distributions	$(0.72)	$(0.03)	$(0.48)	$(2.48)	$(0.16)	$(0.43)	$(1.08)
Net asset value — End of period	$9.02	$10.41	$8.58	$8.72	$13.87	$10.42	$10.59
Total Return(2)	(6.63)%(3)	21.70%	3.98%(3)	(23.12)%	34.86%	2.25%	11.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$811	$955	$827	$1,081	$1,995	$2,202	$3,227
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.65%(5)(6)	2.82%	2.64%(5)	2.58%	2.40%	2.58%	2.68%
Net expenses	2.07%(5)(6)(7)	2.06%(7)	2.10%(5)(7)	2.10%(7)	2.10%	2.10%	2.10%
Net investment loss	(0.82)%(5)	(0.59)%	(0.24)%(5)	(0.70)%	(0.79)%	(0.75)%	(0.45)%
Portfolio Turnover	23%(3)	46%	47%(3)	45%	58%	51%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2025.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the year ended September 30, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
Financial information from November 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Note 1 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31,
				2022	2021	2020	2019
Net asset value — Beginning of period	$16.13	$13.23	$13.13	$19.57	$14.53	$14.58	$14.24
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.06	$0.10	$0.04	$0.04	$0.03	$0.08
Net realized and unrealized gain (loss)	(0.98)	2.97	0.54	(3.86)	5.20	0.45	1.44
Total income (loss) from operations	$(0.97)	$3.03	$0.64	$(3.82)	$5.24	$0.48	$1.52
Less Distributions
From net investment income	$(0.19)	$(0.13)	$(0.06)	$(0.08)	$(0.04)	$(0.11)	$(0.06)
From net realized gain	(0.63)	—	(0.48)	(2.54)	(0.16)	(0.42)	(1.12)
Total distributions	$(0.82)	$(0.13)	$(0.54)	$(2.62)	$(0.20)	$(0.53)	$(1.18)
Net asset value — End of period	$14.34	$16.13	$13.23	$13.13	$19.57	$14.53	$14.58
Total Return(2)	(6.16)%(3)	22.97%	4.94%(3)	(22.34)%	36.28%	3.18%	12.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,192	$8,721	$7,423	$5,800	$11,906	$8,354	$9,273
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.65%(5)(6)	1.82%	1.64%(5)	1.58%	1.40%	1.58%	1.68%
Net expenses	1.07%(5)(6)(7)	1.06%(7)	1.09%(5)(7)	1.10%(7)	1.10%	1.10%	1.10%
Net investment income	0.16%(5)	0.42%	0.76%(5)	0.27%	0.21%	0.24%	0.57%
Portfolio Turnover	23%(3)	46%	47%(3)	45%	58%	51%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2025.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the year ended September 30, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
Financial information from November 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Note 1 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Small-Cap Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term total return. The Fund is the accounting successor to the Eaton Vance Global Small-Cap Equity Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023. The Fund also inherited the Predecessor Fund's historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
11

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$483,649	$ —	$483,649
Belgium	—	120,055	—	120,055
Bermuda	138,704	—	—	138,704
Canada	674,802	—	—	674,802
France	—	233,259	—	233,259
Germany	—	328,793	—	328,793
Italy	—	579,761	—	579,761
Japan	138,793	2,000,573	—	2,139,366
Luxembourg	—	9,840	—	9,840
Netherlands	—	562,266	—	562,266
Singapore	—	79,534	—	79,534
Sweden	—	276,608	—	276,608
Switzerland	—	74,091	—	74,091
United Kingdom	—	2,125,222	—	2,125,222
United States	12,845,672	—	—	12,845,672
Total Common Stocks	$13,797,971	$6,873,651(1)	$ —	$20,671,622
Short-Term Investments:
Affiliated Fund	$218,103	$ —	$ —	$218,103
Securities Lending Collateral	78,596	—	—	78,596
Total Investments	$14,094,670	$6,873,651	$ —	$20,968,321

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
12

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%
For the six months ended March 31, 2025, the investment advisory fee amounted to $88,039 or 0.75% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL) to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
13

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $121 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.31%, 2.06% and 1.06% for Class A, Class C and Class I respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the six months ended March 31, 2025, CRM and EVAIL waived and/or reimbursed expenses in total of $68,430.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $14,086.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $18,918 and $4,424 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $136 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $1,900 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,421,604 and $9,040,215, respectively.
14

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$17,622,379
Gross unrealized appreciation	$4,727,351
Gross unrealized depreciation	(1,381,409)
Net unrealized appreciation	$3,345,942
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $758,536 and the total value of collateral received was $812,403, comprised of cash of $78,596 and U.S. government and/or agencies securities of $733,807.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$78,596	$ —	$ —	$ —	$78,596
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2025 were $51,593 and 5.40%, respectively.
15

Calvert
Global Small-Cap Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $218,103, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$300,524	$2,902,067	$(2,984,488)	$ —	$ —	$218,103	$3,785	218,103
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	18,262	$263,058	41,358	$580,254
Reinvestment of distributions	51,292	715,519	7,209	101,437
Shares redeemed	(114,497)	(1,664,381)	(242,388)	(3,398,913)
Net decrease	(44,943)	$(685,804)	(193,821)	$(2,717,222)
Class C
Shares sold	465	$4,492	6,574	$61,299
Reinvestment of distributions	6,786	62,636	293	2,800
Shares redeemed	(9,102)	(88,397)	(11,463)	(109,620)
Net decrease	(1,851)	$(21,269)	(4,596)	$(45,521)
Class I
Shares sold	26,597	$406,256	185,279	$2,647,685
Reinvestment of distributions	29,699	434,206	5,438	79,990
Shares redeemed	(165,080)	(2,437,308)	(211,085)	(3,094,345)
Net decrease	(108,784)	$(1,596,846)	(20,368)	$(366,670)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
16

CSMAX-NCSR 3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 27, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025